Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Parties (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	$ 135,105,117	$ 109,797,820
Current accounts payable to related parties	152,932,289	122,862,944
Non-current accounts payables to related parties		318,518
Tolls [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	6,352,401	6,235,517
Current accounts payable to related parties	$ 346,044	5,818,224
GNL Chile S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-K
Relationship	Associate
Currency	U.S. dollar
Transmisora Electrica De Quillota Ltda. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	77.017.930-0
Relationship	Joint venture
Currency	Chilean peso
Trade Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	$ 135,105,117	109,797,820
Trade Receivables [Member] | Enel Distribucion Chile S.A. [Member] | Energy Sales [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	76,767,486	42,378,091
Trade Receivables [Member] | Enel Distribucion Chile S.A. [Member] | Tolls [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	19,880	10,673
Trade Receivables [Member] | Enel Distribucion Chile S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	567,261	94,981
Trade Receivables [Member] | Enel Generacion Piura S.A. [Member] | Other Services [Member] | Peru [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	89,545	165,875
Trade Receivables [Member] | Empresa Electrica de Colina Ltda. [Member] | Tolls [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	8,207	33
Trade Receivables [Member] | Empresa Electrica de Colina Ltda. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	576	111
Trade Receivables [Member] | Enel Americas S.A. [Member] | Dividends [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	193
Trade Receivables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	106,878	54,949
Trade Receivables [Member] | Enel Chile S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	806,932	188,902
Trade Receivables [Member] | Enel Chile S.A. [Member] | Current Account [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	14,440,679
Trade Receivables [Member] | Aysen Energia S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	14,286
Trade Receivables [Member] | Aysen Transmision S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	14,286
Trade Receivables [Member] | GNL Chile S.A. [Member] | Dividends [Member] | Chile | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	788,336
Trade Receivables [Member] | GNL Chile S.A. [Member] | Anticipated Gas Purchase [Member] | Chile | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	14,666,414	18,793,098
Trade Receivables [Member] | Luz Andes Ltda. [Member] | Tolls [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	3,351	9
Trade Receivables [Member] | Enel Generacion El Chocon S.A. [Member] | Other Services [Member] | Argentina [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	13,367
Trade Receivables [Member] | Empresa Electrica Panguipulli S.A. [Member] | Energy Sales [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	9,094	1,031,122
Trade Receivables [Member] | Empresa Electrica Panguipulli S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	251,237
Trade Receivables [Member] | Enel Brasil S.A. [Member] | Other Services [Member] | Brazil [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	68,318	2,068,594
Trade Receivables [Member] | PH Chucas S.A. [Member] | Other Services [Member] | Costa Rica [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		432,233
Trade Receivables [Member] | Enel Generacion Costanera S.A. [Member] | Other Services [Member] | Argentina [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	32,264
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Energy Sales [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	28,260	16,994
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		21,075
Trade Receivables [Member] | Almeyda Solar S.p.A. [Member] | Energy Sales [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	20,046	50,594
Trade Receivables [Member] | Almeyda Solar S.p.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	10,941	8,430
Trade Receivables [Member] | Compania Energetica Veracruz S.A.C. [Member] | Other Services [Member] | Peru [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		758,841
Trade Receivables [Member] | Endesa Espana S.A. [Member] | Other Services [Member] | Spain [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	13,684	13,077
Trade Receivables [Member] | Parque Eolico Tal Tal S.A. [Member] | Energy Sales [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	169,547	41,487
Trade Receivables [Member] | Parque Eolico Tal Tal S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	30,087	23,182
Trade Receivables [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | Italy [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	8,524	8,144
Trade Receivables [Member] | Enel S.p.A [Member] | Other Services [Member] | Italy [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	153,249	125,960
Trade Receivables [Member] | Enel Trade S.p.A [Member] | Other Services [Member] | Italy [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	44,675	8,511
Trade Receivables [Member] | Enel Trade S.p.A [Member] | Commodity Derivatives [Member] | Italy [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	3,671,446	20,751,713
Trade Receivables [Member] | Enel Trade S.p.A [Member] | Gas Sales [Member] | Italy [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	18,565,698	21,484,590
Trade Receivables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Sales [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	1,240	75,956
Trade Receivables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	27,352	21,075
Trade Receivables [Member] | Emgesa S.A. [Member] | Other Services [Member] | Colombia [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	703,368	13,746
Trade Receivables [Member] | Enel Generacion Peru S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	914,115
Trade Receivables [Member] | Energia Nueva Energia Limpia Mexico Srl de Cy [Member] | Other Services [Member] | Mexico [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	35,739
Trade Receivables [Member] | Proyecto y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Brazil [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	29,054
Trade Receivables [Member] | Enel Green Power del Sur S.p.A [Member] | Energy Sales [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	6,323	28,835
Trade Receivables [Member] | Enel Green Power del Sur S.p.A [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	170,790	131,594
Trade Receivables [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	381,077	162,594
Trade Receivables [Member] | Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		46,557
Trade Receivables [Member] | Chinango S.A.C. [Member] | Other Services [Member] | Peru [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		17,410
Trade Receivables [Member] | Enel Green Power Brasil [Member] | Other Services [Member] | Brazil [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	52,215	47,124
Trade Receivables [Member] | Enel Green Power Mexico [Member] | Other Services [Member] | Mexico [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	98,519	152,495
Trade Receivables [Member] | Enel Green Power Peru [Member] | Other Services [Member] | Peru [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	223,188	177,478
Trade Receivables [Member] | Enel Green Power Italia [Member] | Other Services [Member] | Italy [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	979,121	262,694
Trade Receivables [Member] | Geotermica del Norte [Member] | Energy Sales [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	56,425	10,096
Trade Receivables [Member] | Geotermica del Norte [Member] | Other Services [Member] | Chile | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		82,830
Trade Receivables [Member] | Geotermica del Norte [Member] | Purchase of Energy [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	18
Trade Receivables [Member] | Endesa Generacion S.A. [Member] | Other Services [Member] | Spain [Member] | Chilean UF
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	41,820	36,067
Trade Receivables [Member] | Empresa De Transmision Chena S.A. [Member] | Tolls [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	6
Accounts Payable [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	152,932,289	122,862,944
Non-current accounts payables to related parties		318,518
Accounts Payable [Member] | Enel Distribucion Chile S.A. [Member] | Tolls [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	634,197	5,469,480
Accounts Payable [Member] | Enel Distribucion Chile S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	75,850	50,929
Accounts Payable [Member] | Empresa Electrica de Colina Ltda. [Member] | Tolls [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	64
Accounts Payable [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	1,987	1,987
Accounts Payable [Member] | Enel Chile S.A. [Member] | Dividends [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	86,727,349	75,296,956
Accounts Payable [Member] | Enel Chile S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	9,780,125	762,725
Accounts Payable [Member] | Enel Chile S.A. [Member] | Mercantile Current Account [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	2,376,570	985
Accounts Payable [Member] | GNL Chile S.A. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	12,389
Accounts Payable [Member] | GNL Chile S.A. [Member] | Gas Purchase [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	5,935,652	8,100,426
Accounts Payable [Member] | Luz Andes Ltda. [Member] | Tolls [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	7
Accounts Payable [Member] | Empresa Electrica Panguipulli S.A. [Member] | Energy Purchase [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	1,019,252	2,568,900
Accounts Payable [Member] | Enel Brasil S.A. [Member] | Other Services [Member] | Brazil [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	74,949	77,680
Accounts Payable [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Energy Purchase [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	103,022	65,826
Accounts Payable [Member] | Almeyda Solar S.p.A. [Member] | Energy Purchase [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	540	9,365
Accounts Payable [Member] | Parque Eolico Tal Tal S.A. [Member] | Energy Purchase [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	1,637,333	2,105,036
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | Italy [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	3,278,687	469,376
Accounts Payable [Member] | Enel S.p.A [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	1,463,990	128,811
Accounts Payable [Member] | Enel Trade S.p.A [Member] | Other Services [Member] | Italy [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	2,123,546	798,030
Accounts Payable [Member] | Enel Trade S.p.A [Member] | Commodity Derivatives [Member] | Italy [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	9,849,260	4,184,469
Accounts Payable [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Purchase [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	1,303,508	1,261,153
Accounts Payable [Member] | Enel Green Power del Sur S.p.A [Member] | Energy Purchase [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	13,431,566	10,323,525
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	441,510	80,231
Accounts Payable [Member] | Enel Green Power Italia [Member] | Other Services [Member] | Italy [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	2,416,756	357,579
Accounts Payable [Member] | Geotermica del Norte [Member] | Energy Purchase [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	2,824
Accounts Payable [Member] | Endesa Generacion S.A. [Member] | Other Services [Member] | Spain [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	702,702	236,925
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties		97,601
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	97,601
Accounts Payable [Member] | Enel Produzione S.p.A. [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	6,631,834	10,039,203
Non-current accounts payables to related parties		318,518
Accounts Payable [Member] | Transmisora Electrica De Quillota Ltda. [Member] | Tolls [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	13,887	143,949
Accounts Payable [Member] | Enel Global Thermal Gx [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	2,199,811
Accounts Payable [Member] | Empresa De Transmision Chena S.A. [Member] | Tolls [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	20,757	174,766
Accounts Payable [Member] | Empresa De Transmision Chena S.A. [Member] | Energy Purchase [Member] | Chile | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties		43,457
Accounts Payable [Member] | Enel Trading Argentina S.R.L. [Member] | Other Services [Member] | Argentina [Member] | Argentine peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	13,574	$ 13,574
Accounts Payable [Member] | Cesi S.P.A [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	458,228
Accounts Payable [Member] | Tecnatom S.A. [Member] | Other Services [Member] | Spain [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	$ 102,962